J. & W. Seligman & Co.
                                  Incorporated


                                                                    May 8, 2006


Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549


Re: Seligman Communications and Information Fund, Inc. (the "Fund")
    Post-Effective Amendment No. 31
    File Nos. 2-80168 and 811-3596

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Fund's Prospectuses and Statement of Additional Information, each dated May 1, 2006, that would have been filed pursuant to Rule 497(c) does not differ from those contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on May 1, 2006.

      If you have any questions, please do not hesitate to contact me at (212) 850-1375.


                                                           Very truly yours,

                                                           /s/Jennifer G. Muzzey

                                                           Jennifer G. Muzzey
                                                           Senior Paralegal
                                                           Law and Regulation



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